Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax benefit for federal and state and local income taxes

The provision for income taxes in the consolidated statements of operations consists of the following:

	Years Ended December 31,
($ in thousands)	2024	2023
Current:
Federal	$21	$22
State and local	199	83
Total current	220	105

Deferred:
Federal	—	727
State and local	—	380
Total deferred	—	1,107

Total provision	$220	$1,212

Schedule of reconciliation of income tax benefit computed at the federal and state and local statutory rates

The reconciliation of the federal statutory income tax rate to the Company’s effective tax rate reflected in the income tax provision shown in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2024	2023
U.S. statutory federal rate	21.00%	21.00%
State and local rate, net of federal tax benefit	7.34	6.36
Stock compensation	(0.02)	(0.14)
Excess compensation deduction		(0.27)
Federal true-ups	(0.61)	0.18
Life insurance	(0.10)	(0.12)
Change in valuation allowance	(28.60)	(33.16)
Income tax provision	(0.99)%	(6.15)%

Schedule of components of net deferred tax assets (liabilities)

The significant components of net deferred tax assets (liabilities) of the Company consist of the following:

	December 31,
($ in thousands)	2024	2023
Deferred tax assets
Federal, state and local net operating loss carryforwards	$12,847	$8,127
Stock-based compensation	594	712
Accrued compensation and other accrued expenses	958	451
Allowance for doubtful accounts	—	231
Basis difference arising from discounted note payable	—	11
Charitable contribution carryover	1	1
Property and equipment	273	169
Interest expense	176	31
Total deferred tax assets	14,849	9,733
Valuation allowance	(12,881)	(6,537)
Total deferred tax assets, net of valuation allowance	1,968	3,196

Deferred tax liabilities
Basis difference arising from intangible assets of acquisition	(1,968)	(3,196)
Total deferred tax liabilities	(1,968)	(3,196)

Net deferred tax assets	$—	$—